Note 5 - Income Taxes - Significant Components of Consolidated Deferred Tax Assets (Details) - USD ($)	Mar. 31, 2017	Mar. 31, 2016
Deferred tax liabilities:
Depreciation	$ (507,970)	$ (871,665)
Total deferred tax liabilities	(507,970)	(871,665)
Deferred tax assets:
Inventory capitalization	166,979	179,956
LIFO Inventory	783,645	783,645
Postretirement benefits other than pensions	187,096	267,104
Net operating loss carryforward - Federal	343,729
Net operating loss carryforward - State	112,583
Other	79,888	49,462
Total deferred tax assets	1,673,920	1,280,167
Net deferred tax asset	$ 1,165,950	$ 408,502